FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Black-Scholes model for the Conversion derivative (Details)	Jun. 30, 2025 $ / shares	Aug. 09, 2024 $ / shares	Jun. 30, 2024 $ / shares
Short Term Notes | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative			62.4
Short Term Notes | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.0549
Short Term Notes | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative			0
Short Term Notes | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative			146.43
Short Term Notes | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative			0.99
Long-Term Notes | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	0.19		62.4
Long-Term Notes | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0413		0.049
Long-Term Notes | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1563
Long-Term Notes | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.143
Long-Term Notes | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.289
Long-Term Notes | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative			0
Long-Term Notes | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	1.677		144.61
Long-Term Notes | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative			0.99
Chardan Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	0.19		62.4
Chardan Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0432		0.0452
Chardan Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1243
Chardan Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.059
Chardan Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.476
Chardan Note | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative			0
Chardan Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative			1,666.81
Chardan Note | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative			0.84
Secured Convertible Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	0.19
Secured Convertible Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0363
Secured Convertible Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1202
Secured Convertible Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.44
Secured Convertible Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.476
Secured Convertible Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	1.677
Merger Financing | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	0.19	16.2
Merger Financing | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0413	0.0478
Merger Financing | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1563	0.1698
Merger Financing | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.143	0.254
Merger Financing | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.289	0.289
Merger Financing | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	1.677	0.372